Significant Accounting Policies - Summary of Depreciation Calculated on Straight-Line Basis Over Estimated Useful Lives of Assets (Detail)	12 Months Ended
Dec. 31, 2020
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	shorter of lease term or ten years
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
IT equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years